                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:           Eden Capital Management Partners, L.P.*
Address:        2727 Allen Parkway
                Suite 1880
                Houston, Texas  77019

Form 13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Adam Newar
Title:          President
Phone:          (713) 807-1760

Signature, Place and Date of Signing:

       /s/Adam Newar               Houston, Texas          February 14, 2002
   ----------------------      ---------------------     ---------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

*Eden Capital Management Partners, L.P. succeeded to all of the assets of Eden Capital Management, Inc. on January 1, 2001, and therefore is filing this report to continue the filing obligations that Eden Capital Management, Inc. would have had if it had not transferred the assets.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                  ---------------------------------------------

Form 13F Information Table Entry Total:     37
                                       -----------------------------------------

Form 13F Information Table Value Total:     101,158
                                       -----------------------------------------
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.


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                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------  --------------     --------  --------  ------------------  ----------  --------  ------------------------
                                                        VALUE    SHRS OR  SH/PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE    SHARED   NONE
------------------------  --------------     --------  --------  -------  --------  ----------  --------   --------  ------   -----

                           CLASS A COMMON
ABERCROMBIE & FITCH CO.    STOCK             002896207   3,515   132,500     SH        SOLE        NONE     132,500     0       0

ADOBE SYSTEMS INC.         COMMON STOCK      00724F101   1,553    50,000     SH        SOLE        NONE      50,000     0       0

AIRGAS INC.                COMMON STOCK      009363102   2,368   156,600     SH        SOLE        NONE     156,600     0       0

AMERICAN EAGLE
  OUTFITTERS NEW           COMMON STOCK      02553E106   3,140   120,000     SH        SOLE        NONE     120,000     0       0

AMERICAN POWER
  CONVERSION CORP.         COMMON STOCK      029066107   1,085    75,000     SH        SOLE        NONE      75,000     0       0

AMERICREDIT CORP           COMMON STOCK      03060R101   1,893    60,000     SH        SOLE        NONE      60,000     0       0

AVNET INC.                 COMMON STOCK      053807103   4,903   192,500     SH        SOLE        NONE     192,500     0       0

AVX CORPORATION            COMMON STOCK      002444107   5,305   224,900     SH        SOLE        NONE     224,900     0       0

BMC SOFTWARE INC.          COMMON STOCK      055921100   1,555    95,000     SH        SOLE        NONE      95,000     0       0

BOWNE & CO INC.            COMMON STOCK      103043105   1,212    94,700     SH        SOLE        NONE      94,700     0       0

                           CLASS A COMMON
CARRIAGE SERVICES INC.     STOCK             143905107     309    58,700     SH        SOLE        NONE      58,700     0       0

COACH INC.                 COMMON STOCK      189754104   1,364    35,000     SH        SOLE        NONE      35,000     0       0

CONSOLIDATED GRAPHICS
  INC.                     COMMON STOCK      209341106   1,257    65,300     SH        SOLE        NONE      65,300     0       0

ENTRAVISION                CLASS A COMMON
  COMMUNICATIONS CP        STOCK             29382R107   1,211   101,300     SH        SOLE        NONE     101,300     0       0

                           LIMITED VOTING
FOUR SEASONS HOTELS INC    SHARES            35100E104   3,039    65,000     SH        SOLE        NONE      65,000     0       0

GREAT LAKES CHEM CORP.     COMMON STOCK      390568103   1,328    54,700     SH        SOLE        NONE      54,700     0       0

HISPANIC BROADCASTING      CLASS A COMMON
  CORPORATION              STOCK             43357B104   5,483   215,000     SH        SOLE        NONE     215,000     0       0

INTERNATIONAL  FLAVORS &
  FRAGRANCES INC.          COMMON STOCK      459506101   7,276   244,900     SH        SOLE        NONE     244,900     0       0


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

        COLUMN 1             COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------  --------------     --------  --------  ------------------  ----------  --------  ------------------------
                                                        VALUE    SHRS OR  SH/PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE    SHARED   NONE
------------------------  --------------     --------  --------  -------  --------  ----------  --------   --------  ------   -----

                           CLASS A COMMON
LAMAR ADVERTISING CO       STOCK             512815101   3,451    81,500     SH        SOLE        NONE      81,500     0         0

LSI LOGIC CORPORATION      COMMON STOCK      502161102   4,005   253,800     SH        SOLE        NONE     253,800     0         0

MGM MIRAGE                 COMMON STOCK      552953101   2,489    86,200     SH        SOLE        NONE      86,200     0         0

METRIS COMPANIES INC.      COMMON STOCK      591598107   2,185    85,000     SH        SOLE        NONE      85,000     0         0

MODIS PROFESSIONAL
  SVCS INC.                COMMON STOCK      607830106     807   113,000     SH        SOLE        NONE     113,000     0         0

                           CLASS A COMMON
NEW YORK TIMES CO          STOCK             650111107   1,946    45,000     SH        SOLE        NONE      45,000     0         0


NEXTEL COMMUNICATIONS      CLASS A COMMON
  INC.                     STOCK             65332V103   1,206   110,000     SH        SOLE        NONE     110,000     0         0

PEP BOYS-MANNY MOE &
  JACK                     COMMON STOCK      713278109   6,971   406,500     SH        SOLE        NONE     406,500     0         0

SANMINA CORP               COMMON STOCK      800907107   2,237   112,400     SH        SOLE        NONE     112,400     0         0

SEALED AIR CORPORATION
  NEW                      COMMON STOCK      81211K100   2,674    65,500     SH        SOLE        NONE      65,500     0         0

SEALED AIR CORPORATION
  NEW                      PREFERRED STOCK   81211K209   2,035    49,100     SH        SOLE        NONE    43,453.5     0   5,646.5

SILICON VALLEY BANCSHARES  COMMON STOCK      827064106   4,966   185,800     SH        SOLE        NONE     185,800     0         0

TEXAS INSTRUMENTS INC.     COMMON STOCK      882508104     560    20,000     SH        SOLE        NONE      20,000     0         0

TIFFANY & CO. NEW          COMMON STOCK      886547108   1,259    40,000     SH        SOLE        NONE      40,000     0         0

UNIVISION COMMUNICATIONS   CLASS A COMMON
  INC.                     STOCK             914906102   3,035    75,000     SH        SOLE        NONE      75,000     0         0

VISHAY INTERTECHNOLOGY
  INC.                     COMMON STOCK      928298108   4,193   215,000     SH        SOLE        NONE     215,000     0         0

W.W. GRAINGER INC.         COMMON STOCK      384802104   2,957    61,600     SH        SOLE        NONE      61,600     0         0

WESTWOOD ONE INC.          COMMON STOCK      961815107   2,705    90,000     SH        SOLE        NONE      90,000     0         0

ZIONS BANCORPORATION       COMMON STOCK      989701107   3,681    70,000     SH        SOLE        NONE      70,000     0         0


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